Taxation - Schedule of Reconcilation Between Actuarial Provision for Income Taxes and Statutory Rate (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconcilation Between Actuarial Provision for Income Taxes and Statutory Rate [Abstract]
(Loss)/income before income tax		$ (1,680,967)	$ (1,381,499)	$ 2,485,890
PRC statutory tax rate		25.00%	25.00%	25.00%
Computed income tax (benefit)/expense with statutory Enterprise Income Tax rate		$ (420,242)	$ (345,375)	$ 621,473
Additional deduction for R&D expenses		(163,510)	(148,630)	(162,618)
Effect of preferential tax rates for PRC subsidiary		76,444	135,991	(209,381)
Effect of preferential tax rates for Hong Kong subsidiary				(42,736)
Changes in valuation allowance		(29,730)	29,751	202,312
Effect of different tax rates in jurisdictions other than PRC	[1]	305,832	56,280	(39,729)
True up adjustments for income tax expense for prior years	[2]		163,556
Tax effect of non-taxable income and non-deductible items		(39,296)	22,091	(91,583)
Income tax (benefit)/expense		$ (270,502)	$ (86,336)	$ 277,738

[1]	The effect of different tax rates in jurisdictions other than PRC derived from CCSC Technology Group, CCSC Interconnect HK and CCSC Technology Serbia.
[2]	True up adjustment for income tax expense for prior years is related to changes in estimates to IPO expenses claimed to Hong Kong tax authorities for prior periods.